UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer           New York, NY            08/16/2010
       ------------------------   ------------------------------  ----------
              [Signature]                [City, State]              [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    35
                                                -------------

Form 13F Information Table Value Total:              $443,942
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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
                                     Form 13F INFORMATION TABLE


            COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------- ----------- ---------  ---------- ---- ----- ----------- ---------- ------------------
                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
----------------------------  --------------- ----------- --------- ---------- ---- ----- ----------- ---------- ------- ------ ----
ANIXTER INTL INC              COM              035290105    13,691    321,386   SH           Sole               321,386
ATLAS ENERGY INC              COM              049298102     9,300    343,564   SH           Sole               343,564
CARTER INC                    COM              146229109    24,126    919,089   SH           Sole               919,089
CNO FINL GROUP INC            COM              12621E103    18,763  3,790,515   SH           Sole             3,790,515
COCA COLA ENTERPRISES INC     COM              191219104    24,368    942,307   SH           Sole               942,307
COVANTA HLDG CORP             COM              22282E102    24,168  1,456,806   SH           Sole             1,456,806
CROWN HOLDINGS INC            COM              228368106    18,344    732,588   SH           Sole               732,588
FIDELITY NATL INFORMATION SV  COM              31620M106    13,259    494,384   SH           Sole               494,384
FLAMEL TECHNOLOGIES SA        SPONSORED ADR    338488109    22,272  3,200,000   SH           Sole             3,200,000
ISHARES TR INDEX              RUSSELL 2000     464287655     1,991    630,000   SH    PUT    Sole               630,000
JACK IN THE BOX INC           COM              466367109    10,589    544,426   SH           Sole               544,426
KAISER ALUMINUM CORP          COM PAR $0.01    483007704     5,249    151,405   SH           Sole               151,405
LENDER PROCESSING SVCS INC    COM              52602E102     3,331    106,383   SH           Sole               106,383
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708     7,036    135,734   SH           Sole               135,734
LIVE NATION ENTERTAINMENT IN  COM              538034109    16,747  1,602,549   SH           Sole             1,602,549
MAKO SURGICAL CORP            COM              560879108    15,337  1,231,894   SH           Sole             1,231,894
MATTEL INC                    COM              577081102    17,265    815,929   SH           Sole               815,929
OSI SYSTEMS INC               COM              671044105     9,585    345,152   SH           Sole               345,152
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104     2,463  1,310,000   SH    PUT    Sole             1,310,000
QUALCOMM INC                  COM              747525103    18,887    575,117   SH           Sole               575,117
REGAL ENTMT GROUP             CL A             758766109     4,539    348,060   SH           Sole               348,060
SHIRE PLC                     SPONSORED ADR    82481R106     6,138    100,000   SH           Sole               100,000
SONIC SOLUTIONS               COM              835460106     4,235    507,199   SH           Sole               507,199
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103     4,875    880,000   SH    PUT    Sole               880,000
TIME WARNER INC               COM NEW          887317303    11,972    414,122   SH           Sole               414,122
TRANSDIGM GROUP INC           COM              893641100    18,362    359,821   SH           Sole               359,821
TYCO INTERNATIONAL LTD        SHS              H89128104     5,034    142,890   SH           Sole               142,890
UNIFI INC                     COM              904677101     1,997    522,711   SH           Sole               522,711
VERISIGN INC                  COM              92343E102    11,426    430,372   SH           Sole               430,372
VIACOM INC NEW                CL B             92553P201    18,575    592,116   SH           Sole               592,116
WALGREEN CO                   COM              931422109    12,950    485,000   SH           Sole               485,000
WEBMD HEALTH CORP             COM              94770V102    13,549    291,812   SH           Sole               291,812
WYNDHAM WORLDWIDE CORP        COM              98310W108    27,918  1,386,198   SH           Sole             1,386,198
XEROX CORP                    COM              984121103     7,638    950,000   SH           Sole               950,000
YAHOO INC                     COM              984332106    17,963  1,297,876   SH           Sole             1,297,876
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